Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	kr 85,535	kr 83,691
Fair value of plan assets	62,593	60,480
Deficit/surplus (+/–)	22,942	23,211
Plans with net surplus, excluding asset ceiling	3,287	4,150
Provision for post-employment benefits	26,229	27,361
Sweden [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	50,043	50,441
Fair value of plan assets	29,627	28,521
Deficit/surplus (+/–)	20,416	21,920
Plans with net surplus, excluding asset ceiling	0	0
Provision for post-employment benefits	20,416	21,920
US [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	5,073	5,365
Fair value of plan assets	4,815	5,111
Deficit/surplus (+/–)	258	254
Plans with net surplus, excluding asset ceiling	255	298
Provision for post-employment benefits	513	552
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	10,595	9,866
Fair value of plan assets	12,410	11,999
Deficit/surplus (+/–)	(1,815)	(2,133)
Plans with net surplus, excluding asset ceiling	1,889	2,137
Provision for post-employment benefits	74	4
Other Countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	19,824	18,019
Fair value of plan assets	15,741	14,849
Deficit/surplus (+/–)	4,083	3,170
Plans with net surplus, excluding asset ceiling	1,143	1,715
Provision for post-employment benefits	kr 5,226	kr 4,885